Intangible Asset	6 Months Ended
Jun. 30, 2026
Intangible Asset [Abstract]
INTANGIBLE ASSET

NOTE 5:- INTANGIBLE ASSET

The table below summarizes the activity in the intangible asset during the periods included in these consolidated financial statements:

	Brand	IP Portfolio*	Excess Purchase Price**	Total
Cost:
Balance as of January 1, 2026	$4,861	$-	$-	$4,861
Additions	-	1,028	10,320	11,348

Balance as of June 30, 2026	4,861	1,028	10,320	16,209

Accumulated amortization and impairment charges:
Balance as of January 1, 2026	3,691	-	-	3,691
Additions	85	-	-	85

Balance as of June 30, 2026	3,776	-	-	3,776

Net balance as of June 30, 2026	1,085	1,028	10,320	12,433
Net balance as of December 31, 2025	1,170	-	-	1,170

*	See Note 11g.
**	See Note 4.

During the six months ended June 30, 2026, and 2025, the Company recorded amortization expenses with respect to intangible asset in the amount of $85 and $96, respectively.

On October 10, 2025, the Company sold its holding in SNI to NeuroThera as part of the Transaction (see note 7h).